SUBSEQUENT EVENTS - Narrative (Details) - USD ($) $ in Thousands	Feb. 01, 2019	Dec. 31, 2019	Jan. 17, 2019	Jan. 04, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non-adjusting events after reporting period [line items]
Total consideration paid net of cash and cash equivalents acquired					$ 4,137	$ 19,149	$ 16,584
Avanxo Limited | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Total consideration paid net of cash and cash equivalents acquired	$ 865,323		$ 48,557
Down payment	$ 40,939
Contingent consideration		$ 7,618
Earn-out payment, percentage	25.00%
Globant Espana SA
Disclosure of non-adjusting events after reporting period [line items]
Line of credit facility, maximum borrowing capacity				$ 1,800
LIBOR | Globant Espana SA
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate				2.00%